Revenue and Other Income - Summary of timing of revenue recognition (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 680,477,636	$ 607,263,125	$ 580,006,276
Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	597,097,663	376,324,880	455,955,912
Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	83,379,973	230,938,245	124,050,364
Services transferred at a point in time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	623,008,452	200,058,634	424,115,080
Services transferred at a point in time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	596,858,673	165,472,605	403,573,912
Services transferred at a point in time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	26,149,779	34,586,029	20,541,168
Services transferred over time
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	57,469,184	407,204,491	155,891,196
Services transferred over time | Investment Banking [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	238,990	210,852,275	52,382,000
Services transferred over time | Asset Management [member]
Disclosure Of Timing Of Revenue Recognition [Line Items]
Revenue from contracts with customers	$ 57,230,194	$ 196,352,216	$ 103,509,196